First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 82.9%
	CONSUMER DISCRETIONARY — 9.1%
829,686	AZEK Co., Inc. - Class A*	$45,093,434
835,892	Berto Acquisition Corp.*,1	8,709,995
292,320	Foot Locker, Inc.*	7,161,840
330	GMS, Inc.*	35,887
1,165,768	Skechers USA, Inc. - Class A*,2	73,559,961
		134,561,117
	CONSUMER STAPLES — 4.3%
752,101	Kellanova[2]	59,814,593
105,600	SpartanNash Co.	2,797,344
		62,611,937
	ENERGY — 1.1%
486,791	ChampionX Corp.	12,091,888
206,649	Sitio Royalties Corp.	3,798,209
		15,890,097
	FINANCIALS — 51.2%
2,700,502	AA Mission Acquisition Corp. - Class A*,1,3	28,139,231
2,829,210	Agriculture & Natural Solutions Acquisition Corp. - Class A*,1,3	30,696,918
506,461	AI Transportation Acquisition Corp.*,1,3,4	5,571,071
649,911	Aimei Health Technology Co., Ltd.*,1,3	7,201,014
1,002,544	Andretti Acquisition Corp. II - Class A*,1	10,406,407
2,287,555	Ares Acquisition Corp. II - Class A*,1	25,917,998
417,062	Armada Acquisition Corp. I - Class A*,1	4,183,132
313,581	Artius II Acquisition, Inc. - Class A*,1	3,173,440
122,924	Bayview Acquisition Corp. - Class A*,1	1,382,895
611,000	Black Hawk Acquisition Corp.[1,3]	6,494,930
1,945,654	Bleichroeder Acquisition Corp. I - Class A*,1,3	20,098,606
333,594	Cal Redwood Acquisition Corp. - Class A*,1	3,325,932
167,200	Cantor Equity Partners II, Inc. - Class A*,1	1,844,216
82,328	Cantor Equity Partners III, Inc. - Class A*,1	868,560
430,937	Cartesian Growth Corp. II*,1	5,154,007
66,728	Cayson Acquisition Corp.*,1	688,633
2,479,407	Centurion Acquisition Corp. - Class A*,1,3	26,232,126
410,807	ChampionsGate Acquisition Corp. - Class A*,1	4,099,854
716,459	Charlton Aria Acquisition Corp. - Class A*,1,3	7,365,199
531,226	Columbus Circle Capital Corp. I - Class A*,1	5,641,620
376,352	Crane Harbor Acquisition Corp. - Class A*,1	3,789,865
91,441	CSLM Acquisition Corp. - Class A*,1	1,056,144
731,470	Digital Asset Acquisition Corp. - Class A*,1	7,658,491
1,929,288	Drugs Made In America Acquisition Corp.*,1,3	19,678,738
584,860	Dune Acquisition Corp. II - Class A*,1	5,877,843

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
654,286	Dynamix Corp. - Class A*,1	$6,667,174
180,000	Embrace Change Acquisition Corp.*,1	2,178,000
156,579	Enstar Group Ltd.*,1,2	52,666,912
73,790	Enterprise Bancorp, Inc.*,1	2,925,036
415,646	Eureka Acquisition Corp.[1,3]	4,314,405
211,662	Evergreen Corp. - Class A*,1	2,609,792
372,349	Fifth Era Acquisition Corp. I - Class A*,1	3,779,342
556,295	Flag Ship Acquisition Corp.*,1,3	5,857,786
404,792	Gesher Acquisition Corp. II - Class A*,1	4,108,639
539,554	GigCapital7 Corp. - Class A*,1	5,584,384
449,824	Gores Holdings X, Inc. - Class A*,1	4,608,447
1,897,607	GP Act III Acquisition Corp. - Class A*,1,3	20,019,754
1,931,321	Graf Global Corp. - Class A*,1,3	20,201,618
1,939,487	Haymaker Acquisition Corp. IV - Class A*,1,3	21,528,306
959,283	HCM II Acquisition Corp. - Class A*,1	10,648,041
280,410	Horizon Space Acquisition I Corp.*,1,3	3,406,982
551,171	Inflection Point Acquisition Corp. III - Class A*,1	5,649,503
477,663	Jackson Acquisition Co. II - Class A*,1	4,919,929
183,044	Jena Acquisition Corp. II*,1	1,881,692
85,590	K&F Growth Acquisition Corp. II - Class A*,1	871,306
91,247	Keen Vision Acquisition Corp.*,1	1,037,478
1,866,241	Launch One Acquisition Corp. - Class A*,1,3	19,436,900
1,608,549	Legato Merger Corp. III*,1,3	17,179,303
1,938,207	Lionheart Holdings - Class A*,1,3	20,428,702
44,340	Live Oak Acquisition Corp. V - Class A*,1	474,438
1,059,204	M3-Brigade Acquisition V Corp. - Class A*,1	11,958,413
1,275,345	Melar Acquisition Corp. I - Class A*,1,3	13,391,122
862,098	Mountain Lake Acquisition Corp. - Class A*,1	8,845,125
2,463,270	Nabors Energy Transition Corp. II - Class A*,1,3	27,342,297
59,190	Newbury Street II Acquisition Corp. - Class A*,1	609,065
768,067	NewHold Investment Corp. II - Class A*,1	7,811,241
505,710	Oak Woods Acquisition Corp. - Class A*,1,3	5,982,549
934,747	Patria Latin American Opportunity Acquisition Corp. - Class A*,1,4	11,076,752
558,455	Plum Acquisition Corp. IV - Class A*,1	5,752,086
538,832	Pyrophyte Acquisition Corp. - Class A1,4	6,363,606
644,211	Range Capital Acquisition Corp.*,1	6,622,489
756,454	Real Asset Acquisition Corp. - Class A*,1	7,685,573
380,181	Renatus Tactical Acquisition Corp. I - Class A*,1	4,486,136
292,586	Republic Digital Acquisition Co. - Class A*,1	3,007,784
939,193	RF Acquisition Corp. II*,1,2,3	9,946,054
1,245,249	Rithm Acquisition Corp. - Class A*,1	12,689,087

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
375,130	Roman DBDR Acquisition Corp. II - Class A*,1	$3,867,590
1,386,914	Siddhi Acquisition Corp. - Class A*,1	14,007,831
378,680	Silverbox Corp. IV - Class A*,1	4,150,333
1,625,271	SIM Acquisition Corp. I - Class A*,1,3	16,951,577
339,375	Sizzle Acquisition Corp.*,1	3,410,719
760,287	Slam Corp.*,1	9,017,004
662,802	Soulpower Acquisition Corp. - Class A*,1	6,654,532
786,140	Spark I Acquisition Corp.*,1	8,545,342
343,562	Spring Valley Acquisition Corp. II - Class A*,1	4,036,853
431,985	Tavia Acquisition Corp.*,1	4,436,486
1,425,290	Texas Ventures Acquisition III Corp. - Class A*,1	14,366,923
627,836	Titan Acquisition Corp. - Class A*,1	6,297,195
558,342	Translational Development Acquisition Corp. - Class A*,1	5,750,923
1,602,338	Vine Hill Capital Investment Corp. - Class A*,1,3	16,680,339
1,405,632	Voyager Acquisition Corp. - Class A*,1	14,576,404
		755,850,169
	HEALTH CARE — 8.3%
376,836	Blueprint Medicines Corp.*	48,302,839
1,584,461	SpringWorks Therapeutics, Inc.*,2	74,453,822
		122,756,661
	REAL ESTATE — 0.7%
867,717	Redfin Corp.*,2	9,709,753
	TECHNOLOGY — 8.2%
2,927,290	AvidXchange Holdings, Inc.*,2	28,658,169
8,788,558	Dun & Bradstreet Holdings, Inc.[2]	79,887,992
234,399	Informatica, Inc. - Class A*	5,707,616
550,903	PlayAGS, Inc.*	6,886,287
		121,140,064
	TOTAL COMMON STOCKS
	(Cost $1,184,006,252)	1,222,519,798
	RIGHTS — 0.1%
287,741	Abiomed, Inc., Expiration Date: December 30, 2029*,4	293,496
230,798	Columbus Circle Capital Corp. I, Expiration Date: June 4, 2030*,1	392,357
773,352	Mercer Park Opportunities Corp., Expiration Date: Pending*,1	7,733
97,393	Renatus Tactical Acquisition Corp. I, Expiration Date: June 4, 2030*,1	198,682
	TOTAL RIGHTS
	(Cost $293,496)	892,268

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Units		Value
	UNITS — 1.7%
	FINANCIALS — 1.7%
536,265	Axiom Intelligence Acquisition Corp. 1*,1	$5,416,276
175,229	Blue Acquisition Corp.*,1	1,759,299
206,327	Blue Water Acquisition Corp.*,1	2,064,302
193,720	Centurion Acquisition Corp. - Class A1,3,4	2
242,151	Centurion Acquisition Corp. - Class B1,3,4	2
167,040	Churchill Capital Corp.*,1	1,720,512
123,490	FIGX Capital Acquisition Corp.*,1	1,236,752
196,235	GP-Act III Acquisition Corp. - Class A*,1,3,4	2
245,295	GP-Act III Acquisition Corp. - Class B*,1,3,4	2
125,106	Oyster Enterprises II Acquisition Corp.*,1	1,266,073
412,498	Pioneer Acquisition I Corp.*,1	4,129,105
372,541	ProCap Acquisition Corp.*,1	3,993,640
208,818	Wen Acquisition Corp.*,1	2,213,471
19,957	Willow Lane Acquisition Corp.*,1	207,553
164,655	Yorkville Acquisition Corp.*,1	1,852,369
		25,859,360
	TOTAL UNITS
	(Cost $25,824,994)	25,859,360

Number of Shares
	WARRANTS — 0.0%
1,239,507	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,1,3	116,514
101,150	Armada Acquisition Corp. II, Expiration Date: May 20, 2030*,1	27,310
130,858	Dynamix Corp., Expiration Date: December 5, 2029*,1	47,109
773,352	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,1	3,867
44,700	Republic Digital Acquisition Co., Expiration Date: March 5, 2026*,1	28,165
	TOTAL WARRANTS
	(Cost $0)	222,965
	SHORT-TERM INVESTMENTS — 15.2%
171,198,740	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.14%[5]	171,198,740

Principal Amount ($)
53,124,140	UMB Bank, Money Market Special II Deposit Investment, 4.25%[5]	53,124,140
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $224,322,880)	224,322,880
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,434,447,622)	1,473,817,271
	Assets in Excess of Other Liabilities — 0.1%	1,367,596
	TOTAL NET ASSETS — 100.0%	$1,475,184,867

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (3.5)%
	COMMON STOCKS — (3.5)%
	ENERGY — (1.1)%
(357,789)	Schlumberger N.V.[1]	$(12,093,268)
(100,328)	Viper Energy, Inc.	(3,825,506)
		(15,918,774)
	FINANCIALS — (0.8)%
(44,276)	Independent Bank Corp.	(2,784,296)
(687,499)	Rocket Cos., Inc. - Class A	(9,748,736)
		(12,533,032)
	MATERIALS — (1.6)%
(856,501)	James Hardie Industries PLC*,1	(23,031,312)
	TOTAL COMMON STOCKS
	(Proceeds $51,093,859)	(51,483,118)
	RIGHTS — (0.0)%
(230,798)	Columbus Circle Capital Corp. I, Expiration Date: June 4, 2030*,1	(392,357)
	TOTAL RIGHTS
	(Proceeds $85,247)	(392,357)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $51,179,106)	$(51,875,475)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	AvidXchange Holdings, Inc.
(836)	Exercise Price: $10.00, Notional Amount: $(836,000), Expiration Date: August 15, 2025*	(2,090)
	Dun & Bradstreet Holdings, Inc.
(84)	Exercise Price: $10.00, Notional Amount: $(84,000), Expiration Date: December 19, 2025*	(210)
	GMS, Inc.
(3)	Exercise Price: $105.00, Notional Amount: $(31,500), Expiration Date: July 18, 2025*	(1,125)
	Informatica, Inc.
(2,017)	Exercise Price: $25.00, Notional Amount: $(5,042,500), Expiration Date: July 18, 2025*	(5,043)
	SpartanNash Co.
(1,056)	Exercise Price: $25.00, Notional Amount: $(2,640,000), Expiration Date: July 18, 2025*	(187,440)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	SpringWorks Therapeutics, Inc.
(9,674)	Exercise Price: $50.00, Notional Amount: $(48,370,000), Expiration Date: July 18, 2025*	$(24,185)
	TOTAL CALL OPTIONS
	(Proceeds $292,233)	(220,093)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $292,233)	$(220,093)

PLC — Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $166,676,502, which represents 11.30% of the total net assets of the Fund.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 25.4%
AA Mission Acquisition Corp. - Class A	2,700,502	$26,722,599	$344,490	$-	$-	$1,072,142	$28,139,231	-
Agriculture & Natural Solutions Acquisition Corp. - Class A	2,829,210	29,282,313	-	-	-	1,414,605	30,696,918	-
AI Transportation Acquisition Corp.	506,461	5,307,711	-	-	-	263,360	5,571,071	-
Aimei Health Technology Co., Ltd.	649,911	6,814,317	-	-	-	386,697	7,201,014	-
Alchemy Investments Acquisition Corp. I - Class A(1)	-	8,518,971	72,458	(8,261,134)	-	(330,295)	-	-
Alphatime Acquisition Corp.(1)	-	4,483,125	-	(4,382,964)	-	(100,161)	-	-
AlphaVest Acquisition Corp.(1)	-	5,846,796	-	(5,549,383)	-	(297,413)	-	-
APx Acquisition Corp. I - Class A(1)	-	6,383,958	-	(5,806,702)	-	(577,256)	-	-
Ares Acquisition Corp. II - Class A(1)	2,287,555	44,653,130	16,348,042	(61,971,638)	2,510,917	(1,540,451)	-	-
Bayview Acquisition Corp. - Class A(1)	122,924	3,348,100	-	(3,227,892)	-	(120,208)	-	-
Bayview Acquisition Corp.(1)	-	2,301,391	1,988,633	(4,495,641)	258,141	(52,524)	-	-
Black Hawk Acquisition Corp. - Class A	611,000	6,250,530	-	-	-	244,400	6,494,930	-
Bleichroeder Acquisition Corp. I - Class A(2)	1,945,654	-	19,473,286	(155,609)	155,609	625,320	20,098,606	-
Bowen Acquisition Corp.(1)	-	6,276,656	1,977,843	(8,182,783)	100,648	(172,364)	-	-
Cantor Equity Partners, Inc.(1)	-	6,889,271	-	(10,105,655)	3,222,894	(6,510)	-	-
Cartesian Growth Corp. II(1)	-	21,144,181	-	(19,753,399)	-	(1,390,782)	-	-
Centurion Acquisition Corp.	2,479,407	23,508,885	1,369,878	-	-	1,353,363	26,232,126	-
Charlton Aria Acquisition Corp. - Class A(2)	716,459	-	7,118,508	-	-	246,691	7,365,199	-
Chenghe Acquisition II Co.(1)	-	7,087,467	-	(7,316,119)	241,205	(12,553)	-	-
Drugs Made In America Acquisition Corp.(2)	1,929,288	-	19,340,273	(219,434)	219,434	338,465	19,678,738	-
DT Cloud Acquisition Corp.(1)	-	5,975,697	-	(5,866,598)	-	(109,099)	-	-
Eureka Acquisition Corp.	415,646	4,181,399	-	-	-	133,006	4,314,405	-
Finnovate Acquisition Corp. - Class A(1)	-	4,460,374	-	(4,331,885)	-	(128,489)	-	-
Flag Ship Acquisition Corp.	556,295	5,574,076	-	-	-	283,710	5,857,786	-
Global Lights Acquisition Corp.(1)	-	5,567,806	-	(5,419,973)	-	(147,833)	-	-
GP Act III Acquisition Corp. - Class A	1,897,607	23,655,496	426,865	(5,180,563)	189,483	928,473	20,019,754	-
Graf Global Corp. - Class A	1,931,321	18,783,199	560,465	-	-	857,954	20,201,618	-
Haymaker Acquisition Corp. IV	1,939,487	20,420,904	254,467	-	-	852,935	21,528,306	-
HCM II Acquisition Corp.(1)	959,283	18,689,172	-	(19,987,781)	1,275,657	22,952	-	-
Horizon Space Acquisition I Corp.	280,410	5,515,619	-	(2,231,394)	-	122,756	3,406,981	-
Integrated Wellness Acquisition Corp. - Class A(1)	-	4,945,716	-	(4,605,934)	-	(339,782)	-	-
Israel Acquisitions Corp.(1)	-	10,168,799	-	(9,380,757)	-	(788,042)	-	-
JVSPAC Acquisition Corp. - Class A(1)	-	5,480,066	-	(5,341,523)	-	(138,543)	-	-
Keen Vision Acquisition Corp.(1)	91,247	15,027,190	1,013,500	(15,188,456)	-	(852,234)	-	-
LatAmGrowth SPAC - Class A(1)	-	4,178,624	-	(3,859,486)	-	(319,138)	-	-
Launch One Acquisition Corp.	1,866,241	18,606,423	-	-	-	830,477	19,436,900	-
Learn CW Investment Corp.(1)	-	5,320,995	-	(5,306,470)	-	(14,525)	-	-
Legato Merger Corp. III	1,608,549	16,399,157	-	-	-	780,146	17,179,303	-
Lionheart Holdings - Class A	1,938,207	18,752,520	646,548	-	-	1,029,634	20,428,702	-
Melar Acquisition Corp. I - Class A	1,275,345	14,376,428	-	(1,711,679)	81,509	644,864	13,391,122	-
Mountain & Co. I Acquisition Corp. - Class A(1)	-	13,724,247	-	(13,289,415)	-	(434,832)	-	-
Nabors Energy Transition Corp. II - Class A	2,463,270	27,784,008	-	(1,608,300)	134,394	1,032,195	27,342,297	-
Oak Woods Acquisition Corp. - Class A	505,710	6,091,169	(447,626)	-	-	339,006	5,982,549	-
Patria Latin American Opportunity Acquisition Corp. - Class A(1)	934,747	10,852,413	-	(9,767,649)	-	(1,084,764)	-	-
Pyrophyte Acquisition Corp. - Class A(1)	538,832	10,977,467	-	(10,528,475)	-	(448,992)	-	-
RF Acquisition Corp. II	939,193	9,504,633	-	-	-	441,421	9,946,054	-
SIM Acquisition Corp. I - Class A	1,625,271	16,236,457	-	-	-	715,120	16,951,577	-
Spring Valley Acquisition Corp. II - Class A(1)	343,562	21,707,534	3,851,330	(25,143,842)	752,113	(1,167,135)	-	-
Vine Hill Capital Investment Corp.(2)	1,602,338	9,951,810	6,072,985	-	-	655,544	16,680,339	-
Zalatoris II Acquisition Corp.(1)	-	6,720,573	-	(6,420,400)	-	(300,173)	-	-
							374,145,526
Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.	-	50,658	-	(47,875)	47,875	(50,658)	-	-
							-
Units
Specified Purpose Acquisitions - 0.0%
Centurion Acquisition Corp. - Class A	193,720	2	-	-	-	-	2	-
Centurion Acquisition Corp. - Class B	242,151	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class A	196,235	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class B	245,295	2	-	-	-	-	2	-
							8
Warrants - 0.0%
AA Mission Acquisition Corp.	1,239,507	80,008	-	(8,473)	8,473	36,506	116,514	-
Haymaker Acquisition Corp. IV	-	105	-	(104)	104	(105)	-	-
Nabors Energy Transition Corp. II	-	59,814	-	(95,353)	95,353	(59,814)	-	-
							116,514
Total	42,607,840	$574,639,965	$80,411,945	$(294,750,738)	$9,293,809	$4,667,067	$374,262,048	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.